Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Summary of Aggregate Loan Transactions with Related Parties
Aggregate loan transactions with related parties were as follows:

	2014	2013

Balance, beginning	$2,954,100	$4,060,425

New loans	698,101	684,223
Repayments	(868,652)	(1,790,548)
Balance, ending	$2,783,549	$2,954,100